Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 6,311	$ 1,643	$ 3,519
Accounts receivable, net of allowance of $250 and $712, respectively	454	202	457
Prepaid expenses and other current assets	634	616	1,448
Total current assets	7,399	2,461	5,424
Long-term assets
Goodwill	2,843	2,843	2,843
Property and equipment, net	3,317	3,314	3,082
Operating lease right-of-use asset	1,129	1,385	1,695
Intangible assets, net	383	420	302
Deposits and other	276	307	374
Total assets	15,347	10,730	13,720
Current liabilities
Accounts payable	1,075	2,145	1,411
Accrued expenses	2,054	2,334	1,912
Current portion of contract liabilities	1,313	2,138	2,926
Current portion of operating lease liability	485	474	419
Other current liabilities	199	198	145
Total current liabilities	5,126	7,289	6,813
Long-term liabilities
Contract liabilities, net of current portion	178	289	112
Employee retention credit liability	1,220	1,220
Operating lease liability, net of current portion	1,158	1,521	1,994
Total liabilities	7,682	10,319	8,919
Commitments and contingencies (Note 12)
Stockholders’ equity
Preferred Stock, $0.0001 par value per share. Authorized 50,000,000 shares; no shares issued and outstanding
Common Stock, $0.0001 par value per share. Authorized 200,000,000 shares; issued and outstanding 1,833,877 shares as of December 31, 2023 and 920,592 shares as December 31, 2022
Additional paid-in capital	109,025	93,462	84,269
Accumulated deficit	(101,360)	(93,051)	(79,468)
Total stockholders’ equity	7,665	411	4,801
Total liabilities and stockholders’ equity	$ 15,347	$ 10,730	$ 13,720